STOCK-BASED COMPENSATION (Tables)	9 Months Ended
Sep. 30, 2014
STOCK-BASED COMPENSATION [Abstract]
Schedule of weighted-average assumptions used in determining fair values of the warrants granted using the Black-Scholes option pricing model

The fair values of the warrants granted during the nine months ended September 30, 2014, were determined using the Black-Scholes option pricing model with the following weighted-average assumptions:

Risk-free interest rate:	1.68%
Expected term:	5 years
Expected dividend yield:	0.00%
Expected volatility:	131.56%

Summary of warrants issued, exercised and expired

A summary of warrants issued, exercised and expired during the nine months ended September 30, 2014, is as follows:

		Weighted
		Avg.
		Exercise
Warrants:	Shares	Price
Balance at January 1, 2014	—	$—
Issued	166,665	6.65
Exercised	(33,333)	6.42
Expired	—	—
Balance at September 30, 2014	133,332	$6.70